UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Address of principal executive offices) (Zip code)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CONESTOGA FUNDS

SMALL CAP FUND

SMID CAP FUND

M a n a g e d   B y

SEMI-ANNUAL REPORT

March 31, 2016

(Unaudited)

May 27, 2016

Dear Fellow Shareholders of the Conestoga Funds,

I am pleased to provide the Semi-Annual Report of the Conestoga Funds through March 31, 2016.  The Conestoga Small Cap Fund and Conestoga SMid Cap Fund have both performed well in the first six months of their fiscal years. The Funds’ outperformance of their benchmarks during the fourth quarter of 2015 was followed by a more typical outperformance in the down market of the first quarter of 2016. This produces a six month outcome that was exceptional, although a relatively short measuring period.

Conestoga Capital Advisors has continued its succession plans on schedule, and during this period the Advisor promoted Derek Johnston to Co-Lead Portfolio Manager for the SMid Cap Fund.  Derek succeeds Dave Lawson, whose planned retirement occurred in February of 2016.  Dave continues to serve Conestoga as a retained consultant.

The Conestoga Funds experienced net inflows over the first six months of the fiscal year, despite the backdrop of negative flows throughout the domestic equity fund universe. Conestoga has continued to invest in the growth and availability of the Funds through its communications with advisors and consultants, as well as the firm’s attendance at important industry conferences.  We greatly appreciate the confidence that these new investors have placed in the Funds, and we welcome them to our community of long-term shareholders.

On behalf of the Conestoga Funds’ Board of Trustees, the entire Conestoga team, I thank you for your continued support of the Conestoga Funds.

With every good wish, sincerely,

Wm. C. Martindale Jr.

Wm. C. Martindale Jr.

Chairman and Chief Executive Officer

The Conestoga Funds

May 27, 2016

Dear Fellow Shareholders,

Equity markets recovered from their summer slump in 2015, and posted positive returns in the fourth quarter.  However, they began the year 2016 with sharp declines and, by mid-February, the major stock markets around the globe were off more than 10% from their year-end 2015 levels.  Much of the decline appeared to be driven by concerns that Asian, European and Emerging Market economies were entering a recession, and that the United States’ growth would be curtailed.  Adding to concerns were expectations of four interest rate hikes by the Federal Reserve in 2016, which would strengthen the dollar and make U.S. exports more expensive.

But in mid-February, the market turned upwards on news of continued economic growth and dovish comments from Federal Reserve Chair Janet Yellen.  The U.S. economy reported employment growth in-line with or better than expectations, building confidence that our economy is on more solid footing.  The Fed’s meeting in February produced comments that shifted expectations from four rate hikes to two rate hikes in 2016.  Equity markets snapped back, with large cap stocks reaching positive returns for the first quarter, while small cap stocks produced modestly negative returns.

Stock markets are now seven years into the rally that began in March 2009.  While we believe the bull market can continue with further economic strength, we do expect that the market will be vulnerable to spikes in volatility and re-trenching.  Stock market valuations are a bit more reasonable after the first quarter declines, but by no means are they cheap.  Lower GDP growth has historically favored small caps versus large caps, and we believe this may be the environment in the near- to mid-term.  Further, stocks with more predictable and sustainable earnings growth (such as those we seek to purchase for the Conestoga Funds) should also be well positioned in our opinion.

The Conestoga Funds have produced returns in-line with our expectations during periods of increased market volatility. Trailing returns for both Funds through March 31, 2016, are below:

	YTD 2016	1 Year	3 Years*	5 Years*	10 Years*	Since Inception* (10-01-02)
Conestoga Small Cap Fund (Investors Class)	-3.47%	-0.78%	7.90%	8.84%	7.06%	10.64%
Russell 2000 Index	-1.52%	-9.76%	6.84%	7.20%	5.26%	10.00%
Russell 2000 Growth Index	-4.68%	-11.84%	7.91%	7.70%	6.00%	10.49%

	YTD 2016	1 Year	2 Years*	Since Inception* (1-21-14)
Conestoga SMid Cap Fund (Investors Class)	-2.72%	-5.80%	-3.25%	-5.04%
Russell 2500 Index	0.39%	-7.31%	1.01%	1.59%
Russell 2500 Growth Index	-2.66%	-9.57%	1.46%	1.20%

* Note – All periods longer than one-year are annualized.

SMALL CAP FUND PERFORMANCE REVIEW

As described above, the first six months of the Small Cap Fund’s fiscal year were a volatile period for equity markets.  During such times, we expect that our investment approach should perform well relative to the Fund’s benchmarks.  We are pleased to report that the Small Cap Fund outperformed both the Russell 2000 Index and Russell 2000 Growth Indix for the six months ended March 31, 2016.  Stock selection was the primary source of outperformance relative to the benchmarks.

Stock selection was strongest in the Health Care sector, driven by both what the portfolio held as well as what was excluded.  Cantel Medical Corp. (CMN) was one of the top performers in the sector, and rose after reporting strong revenue and earnings growth.  Also benefiting return in the sector was an underweight to the biotechnology and pharmaceutical industries.  These two industries comprise over half of the Health Care sector, and they continued a run of very weak performance which began last summer.  Conestoga’s two positions in the biotech industry (both of which are atypical relative to the industry) held up relatively well.

The Materials & Processing sector also generated positive stock selection effects, led by AAON Inc. (AAON) and Trex Co. (TREX).  AAON, a maker of HVAC systems, rebounded following several weaker quarters, while TREX announced a strong start of the year for sales of their composite decking products.

Stock selection proved most challenging within the Technology sector, where a number of software services holdings had weaker performance.  PROS Holdings Inc. (PRO), SPS Commerce Inc. (SPSC) and FleetMatics Group Ltd. (FLTX) each produced weaker relative returns.

We noted that that many of the top performers in the portfolio during the first six months of the fiscal year had a cyclical profile, which may reflect investor optimism that the economy is avoiding a recession in the near-term.  Cyclical stocks performed very well in late February and March of 2016 as the market recovered from its lows.

SMID CAP FUND PERFORMANCE REVIEW

The Conestoga SMid Cap Fund also outperformed its benchmarks in the first six months of its fiscal year.  Stock selection added to return relative to the benchmarks, the Russell 2500 Growth Index and Russell 2500 Index, while sector allocation detracted modestly.

The SMid Cap Fund’s holdings in the Health Care sector produced the strongest positive stock selection.  Align Technology Inc. (ALGN), the maker of Invisalign® non-metal braces, was the top contributor in the Health Care sector.  ALGN experienced continued growth of its revenues and earnings as its products become more widely accepted relative to traditional metal braces.  Also boosting relative returns in the Health Care sector was the Fund’s underweight to the biotechnology and pharmaceutical industries, which moved lower after several years of very strong performance.

The Technology and Producer Durables sectors detracted from return over the six months ended March 31, 2016.  Software services companies such as Tyler Technologies Inc. (TYL), PROS Holdings Inc. (PRO), SPS Commerce Inc. (SPSC) and FleetMatics Group Ltd. (FLTX) fell over the period.  Several Producer Durables holdings announced weaker earnings and/or full-year guidance during this period, including Advisory Board Co. (ABCO) and Raven Industries Inc. (RAVN).  In the case of RAVN, Conestoga determined to remove this holding from the SMid Cap Fund in March.

At the end of the first quarter of 2016, roughly two-thirds of the stocks in the SMid Cap Fund were also held in the Small Cap Fund.  We do expect that this “overlap” will decline modestly over time, to approximately one-half.  While we expect similar performance profiles from the Small Cap Fund and the SMid Cap Fund, investors should note that that the two funds will not always move in unison as they did over the first six months of the fiscal year.

CONESTOGA CAPITAL ADVISORS FIRM UPDATE

One year ago, Conestoga announced the retirement of Dave Lawson, Managing Partner and a Co-Lead Portfolio Manager of the SMid Cap Fund, with research responsibilities across the small- and mid-capitalization sectors.  On February 1, 2016, Derek Johnston succeeded Dave Lawson as a Co-Lead Portfolio Manager of the firm’s SMid Cap Fund.  Derek Johnston joined Conestoga in June 2015 from 300 North Capital, a growth-equity investment manager where he served as a Co-Portfolio Manager for the firm’s SMid Cap Growth and Small Cap Growth strategies.  Bob Mitchell remains as a Lead Co-Portfolio Managers on the SMid Cap Fund.  While Dave Lawson has retired from his daily responsibilities at Conestoga, he continues to serve the firm as a retained consultant.

Sincerely,

Robert M. Mitchell

Joseph F. Monahan

Managing Partner – Co-Portfolio Manager

Managing Partner – Co-Portfolio Manager

Derek S. Johnston

Co-Portfolio Manager

CONESTOGA FUNDS

Expense Examples

(Unaudited)

As a shareholder of the Conestoga Small Cap Fund and/or the Conestoga SMid Cap Fund, you incur the following costs: management fees, trustee fees, transaction costs and certain other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in these Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples for the Conestoga Small Cap Fund's Investors Class and Institutional Class and the Conestoga SMid Cap Fund's Investors Class and Institutional Class are each based on an investment of $1,000 at the beginning of the period and held for the entire period, October 1, 2015 through March 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are not charged by our Funds but which may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Conestoga Small Cap Fund - Investors Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	October 1, 2015	March 31, 2016	October 1, 2015 through March 31, 2016

Actual	$1,000.00	$1,049.99	$5.64
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,019.50	$5.55

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period).

Conestoga Small Cap Fund - Institutional Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	October 1, 2015	March 31, 2016	October 1, 2015 through March 31, 2016

Actual	$1,000.00	$1,051.38	$4.62
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.50	$4.55

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period ).

Conestoga SMid Cap Fund - Investors Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	October 1, 2015	March 31, 2016	October 1, 2015 through March 31, 2016

Actual	$1,000.00	$1,029.99	$6.85
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.25	$6.81

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period).

Conestoga SMid Cap Fund - Institutional Class:	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During the Period*
	October 1, 2015	March 31, 2016	October 1, 2015 through March 31, 2016

Actual	$1,000.00	$1,031.07	$5.59
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,019.50	$5.55

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period).

CONESTOGA SMALL CAP FUND

Securities Holdings by Sector

March 31, 2016

(Unaudited)

The following chart gives a visual breakdown of the Small Cap Fund by the economic sectors* in which it invests.  The underlying securities represent a percentage of the total investments.  The total investments of the Fund on March 31, 2016 were $638,880,054.

Technology
26.90%
Consumer Discretionary
12.69%
Energy
1.76%
Financial Services
2.32%
Healthcare
31.89%
Materials and Processing
10.72%
Producer Durables
13.72%

* Russell Sectors

CONESTOGA SMALL CAP FUND
Schedule of Investments
March 31, 2016 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
358,724	Dorman Products, Inc. *	$ 19,521,760
Commercial Services
314,200	Mobile Mini, Inc.	10,374,884
Consumer Services, Misc.
223,850	Stamps.com, Inc. *	23,790,778
Educational Services
293,550	Grand Canyon Education, Inc. *	12,546,327
670,742	Healthstream, Inc. *	14,816,691
Educational Services Total		27,363,018

Consumer Discretionary Sector Total		81,050,440	11.84%

Energy
Oil: Crude Producers
594,256	Matador Resources Co. *	11,267,094

Energy Sector Total		11,267,094	1.65%

Financial Services
Asset Management & Custodian
253,375	Westwood Holdings Group, Inc.	14,860,444

	Financial Services Sector Total	14,860,444	2.17%

Healthcare
Bio-Technology Research and Production
188,625	Ligand Pharmaceuticals, Inc. *	20,199,851
458,900	Repligen Corp. *	12,307,698
Bio-Technology Research and Production Total		32,507,549
Healthcare Management Services
271,700	Exponent, Inc.	13,859,417
419,300	Healthcare Services Group, Inc.	15,434,433
432,700	National Research Corp., Class A #	6,728,485
202,597	National Research Corp., Class B #	7,090,895
786,450	Omnicell, Inc. *	21,918,361
Healthcare Management Services Total		65,031,591
Healthcare Services
233,200	Medidata Solutions, Inc. *	9,027,172
Medical Equipment
233,900	Abaxis, Inc.	$ 10,616,721
146,900	iRadimed Corp. *	2,814,604
Medical Equipment Total		13,431,325

* Non-income producing.

# The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an "affiliated company" as that term is defined in the Investment Company Act of 1940, as amended (Note 3).

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMALL CAP FUND
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

			% of Total
Shares		Value	Net Assets

Medical and Dental Instruments and Supplies
200,737	Align Technology, Inc. *	14,591,573
76,875	Bio-Techne Corp.	7,266,225
321,492	Cantel Medical Corp.	22,941,669
411,975	Neogen Corp. *	20,742,941
559,198	Vascular Solutions, Inc. *	18,190,711
Medical and Dental Instruments and Supplies Total		83,733,119

	Healthcare Sector Total	203,730,756	29.78%

Materials and Processing
Building: Climate Control
837,400	AAON, Inc.	23,447,200
Building Materials
305,800	Trex Company, Inc. *	14,656,994
480,300	Simpson Manufacturing Company, Inc.	18,333,051
Building Materials Total		32,990,045
Chemicals: Specialty
194,350	Balchem Corp., Class B	12,053,587

Materials and Processing Sector Total		68,490,832	10.01%

Producer Durables
Back Office Support HR & Consulting
222,725	Advisory Board Co. *	7,182,881
69,700	Costar Group, Inc. *	13,115,449
Back Office Support HR & Consulting Total		20,298,330
Commercial Services
468,243	Rollins, Inc.	12,698,750
Machinery: Industrial
278,475	Proto Labs, Inc. *	21,467,638
Scientific Instruments: Control and Filter
399,225	Sun Hydraulics Corp.	13,250,278
Scientific Instruments: Gauges & Meters
206,750	Mesa Laboratories, Inc. #	19,920,362

Producer Durables Sector Total		87,635,358	12.81%

Technology
Business Services
221,500	WageWorks, Inc. *	11,210,115
Computer Services Software and Systems
743,115	ACI Worldwide, Inc. *	15,449,361
330,568	Blackbaud, Inc.	20,789,422
772,955	Bottomline Technologies, Inc. *	23,567,398
691,046	EXA Corp. *	8,949,046
365,550	Fleetmatics Group PLC (Ireland) *	14,881,540
771,700	NIC, Inc.	13,913,751
666,562	Pros Holdings, Inc. *	7,858,766
385,100	SPS Commerce, Inc. *	16,536,194
193,334	The Rubicon Project, Inc. *	3,534,146
126,725	Tyler Technologies, Inc. *	16,298,102
Computer Services Software and Systems Total		141,777,726

* Non-income producing.

# The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an "affiliated company" as that term is defined in the Investment Company Act of 1940, as amended (Note 3).

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMALL CAP FUND
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

			% of Total
Shares		Value	Net Assets

Electronic Components
132,725	NVE Corp.	$ 7,502,944
189,650	Rogers Corp. *	11,354,345
Electronic Components Total		18,857,289

	Technology Sector Total	171,845,130	25.12%

TOTAL COMMON STOCKS
	(Cost $442,584,904)	$638,880,054	93.38%

TOTAL INVESTMENTS
	(Cost $442,584,904)	$638,880,054	93.38%

	Other Assets in Excess of Liabilities	45,320,545	6.62%

	TOTAL NET ASSETS	$684,200,599	100.00%

* Non-income producing.

# The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an "affiliated company" as that term is defined in the Investment Company Act of 1940, as amended (Note 3).

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMID CAP FUND
Schedule of Investments
March 31, 2016 (Unaudited)

			% of Total
Shares		Value	Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
7,000	Dorman Products, Inc. *	$ 380,940
12,000	Gentex Corp.	188,280
Auto Parts Total		569,220
Commercial Services
10,685	Mobile Mini, Inc.	352,819
Consumer Services, Misc.
2,000	Stamps.com, Inc. *	212,560
Educational Services
5,250	Bright Horizons Family Solutions, Inc. *	340,095
9,135	Grand Canyon Education, Inc. *	390,430
15,425	Healthstream, Inc. *	340,738
Educational Services Total		1,071,263
Recreational Vehicles & Boats
3,380	Polaris Industries, Inc.	332,862

Consumer Discretionary Sector Total		2,538,724	13.89%

Energy
Oil Well Equipment & Services
3,125	Core Laboratories NV (Netherlands)	351,281

Energy Sector Total		351,281	1.92%

Financial Services
Insurance: Multi-Line
560	Markel Corp. *	499,279

	Financial Services Sector Total	499,279	2.73%

Healthcare
Bio-Technology Research and Production
3,035	Ligand Pharmaceuticals, Inc. *	325,018
12,000	Repligen Corp. *	321,840
Bio-Technology Research and Production Total		646,858
Healthcare Management Services
15,625	Omnicell, Inc. *	435,469

* Non-income producing.
The accompanying notes are an integral part of these financial statements.

CONESTOGA SMID CAP FUND
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

			% of Total
Shares		Value	Net Assets

Healthcare Services
6,105	Medidata Solutions, Inc. *	$ 236,325
Medical Equipment
4,675	Abaxis, Inc.	212,198
Medical and Dental Instruments and Supplies
6,310	Align Technology, Inc. *	458,674
4,600	Bio-Techne Corp.	434,792
1,325	Cantel Medical Corp.	94,552
8,435	Neogen Corp. *	424,702
11,750	Vascular Solutions, Inc. *	382,227
Medical and Dental Instruments and Supplies Total		1,794,947

	Healthcare Sector Total	3,325,797	18.20%

Materials and Processing
Building: Climate Control
16,225	AAON, Inc.	454,300
Building Materials
10,915	Simpson Manufacturing Company, Inc.	416,626
7,700	Trex Company, Inc. *	369,061
Building Materials Total		785,687
Chemicals: Specialty
4,950	Balchem Corp., Class B	306,999

Materials and Processing Sector Total		1,546,986	8.47%

Producer Durables
Aerospace
7,575	Heico Corp., Class A	360,570
Back Office Support HR & Consulting
5,950	Advisory Board Co. *	191,887
12,440	Copart, Inc. *	507,179
3,715	Costar Group, Inc. *	699,052
3,300	IHS, Inc., Class A *	409,728
Back Office Support HR & Consulting Total		1,807,846
Environmental Maint & Security Service
18,527	Rollins, Inc.	502,452
Scientific Instruments: Control and Filter
5,850	Donaldson Co., Inc.	186,673
4,790	Sun Hydraulics Corp.	158,980
Scientific Instruments: Control and Filter Total		345,653

* Non-income producing.
The accompanying notes are an integral part of these financial statements.

CONESTOGA SMID CAP FUND
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

			% of Total
Shares		Value	Net Assets

Scientific Instruments: Electric
2,925	Smith AO Corp.	$ 223,207
Machinery: Industrial
6,895	Proto Labs, Inc. *	531,536
5,940	Wabtech Corp.	470,983
Machinery: Industrial Total		1,002,519
Machinery: Specialty
6,020	Graco, Inc.	505,439

Producer Durables Sector Total		4,747,686	25.98%

Technology
Business Services
5,350	WageWorks, Inc. *	270,763
Computer Services Software & Systems
19,925	ACI Worldwide, Inc. *	414,241
6,495	Ansys, Inc. *	581,043
7,995	BlackBaud, Inc.	502,806
17,895	Bottomline Technologies, Inc. *	545,618
8,705	Fleetmatics Group PLC (Ireland) *	354,380
4,350	Guidewire Software, Inc. *	236,988
15,600	NIC, Inc.	281,268
7,410	SPS Commerce, Inc. *	318,185
3,560	Tyler Technologies, Inc. *	457,852
1,230	Ultimate Software Group, Inc. *	238,005
Computer Services Software & Systems Total		3,930,386
Electronic Components
5,225	Rogers Corp. *	312,821
Electronics
3,000	IPG Photonics Corp. *	288,240

	Technology Sector Total	4,802,210	26.28%

TOTAL COMMON STOCKS
	(Cost $17,200,027)	$17,811,963	97.47%

TOTAL INVESTMENTS
	(Cost $17,200,027)	$17,811,963	97.47%

	Other Assets in Excess of Liabilities	461,543	2.53%

	TOTAL NET ASSETS	$18,273,506	100.00%

* Non-income producing.

The accompanying notes are an integral part of these financial statements.

CONESTOGA FUNDS

Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

Assets:	SMALL CAP FUND	SMID CAP FUND
Investments in Securities:
Unaffiliated Investments at Value (Cost $416,542,883 and $17,200,027, respectively)	$ 605,140,312	$ 17,811,963
Affiliated Investments at Value (Cost $26,042,021 and $0, respectively)	33,739,742	-
Total Investments at Value (Cost $442,584,904 and $17,200,027, respectively)	638,880,054	17,811,963
Cash	52,526,982	490,007
Receivables:
Shareholder Subscriptions	907,243	1,750
Portfolio Securities Sold	-	138,922
Dividends	327,411	623
Interest	339	3
Due from Advisor	-	17,401
Prepaid Expenses	37,309	23,088
Total Assets	692,679,338	18,483,757
Liabilities:
Payables:
Shareholder Redemptions	518,000	6,345
Portfolio Securities Purchased	7,232,851	175,492
Accrued Investment Advisory Fees	364,275	-
Accrued Compliance Fees	4,710	-
Accrued Distribution Fees	32,589	981
Accrued Trustees' Fees	43,438	2,468
Other Expenses	282,876	24,965
Total Liabilities	8,478,739	210,251
Net Assets	$ 684,200,599	$ 18,273,506

Net Assets Consist of:
Beneficial Interest Paid-in	$ 492,800,923	$ 18,936,797
Accumulated Net Investment Loss	(2,736,284)	(146,165)
Accumulated Net Realized Loss on Investments	(2,159,190)	(1,129,062)
Net Unrealized Appreciation in Value of Investments	196,295,150	611,936
Net Assets	$ 684,200,599	$ 18,273,506

Institutional Class Shares:
Net Assets	$ 209,152,791	$ 16,553,504
Shares outstanding, Unlimited Number of Shares Authorized with a $0.001 Par Value, respectively	6,040,343	1,847,328
Net Asset Value, Offering and Redemption Price Per Share	$ 34.63	$ 8.96
($209,152,791/6,040,343 shares) and ($16,533,504/1,847,328 shares), respectively

Investors Class Shares:
Net Assets	$ 475,047,808	$ 1,720,002
Shares outstanding, Unlimited Number of Shares Authorized with a $0.001 Par Value, respectively	13,768,986	192,704
Net Asset Value, Offering and Redemption Price Per Share	$ 34.50	$ 8.93
($475,047,808/13,768,986 shares) and ($1,720,002/192,704 shares), respectively

The accompanying notes are an integral part of these financial statements.

CONESTOGA FUNDS

Statements of Operations
For the Six Months Ended March 31, 2016 (Unaudited)

Investment Income:	SMALL CAP FUND	SMID CAP FUND
Dividends:
Unaffiliated dividends (net of foreign taxes withheld of $0 and $0, respectively)	$ 1,975,237	$ 55,018
Affiliated dividends (Note 3)	916,118	-
Interest	1,368	6
Total Investment Income	2,892,723	55,024
Expenses:
Investment advisory fees (Note 3)	2,834,626	77,862
Shareholder servicing fees (Note 3)
Institutional Class	96,742	8,275
Investors Class	545,541	2,213
Distribution fees - Investors Class (Note 3)	109,108	2,213
Audit fees	7,433	7,975
Legal fees	20,133	36,709
Custody expenses	38,799	2,051
Transfer agent expenses (Note 3)	97,434	18,105
Registration expenses	86,777	4,930
Miscellaneous expenses	3,756	2,216
Printing and mailing fees	28,028	414
Compliance fees	1,347	-
Trustees' fees	94,488	13,175
Total expenses	3,964,212	176,138
Less: Advisory fees waived	(693,153)	(73,163)
Net expenses	3,271,059	102,975

Net Investment Loss	(378,336)	(47,951)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments:
Unaffiliated investments	11,099,289	(903,905)
Affiliated investments	-	-
Net change in unrealized appreciation (depreciation):
Unaffiliated investments	21,557,033	1,510,740
Affiliated investments	(659,160)	-
Net realized and unrealized gain on investments	31,997,162	606,835

Net increase in net assets resulting from operations	$ 31,618,826	$ 558,884

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMALL CAP FUND

Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	3/31/2016	9/30/2015
Increase (Decrease) In Net Assets
From Operations:
Net investment loss	$ (378,336)	$ (2,329,712)
Net realized gain (loss) on investments	11,099,289	(13,207,081)
Net change in unrealized appreciation on investments	20,897,873	77,846,823
Net increase in net assets resulting from operations	31,618,826	62,310,030

Distributions to shareholders from:
Net realized gain on investments
Institutional Class	(3,801,750)	-
Investor Class	(7,800,144)	-
Total Distributions	(11,601,894)	-

From Fund share transactions:
Proceeds from sale of shares
Institutional Class	64,580,710	156,057,484
Investor Class	140,761,403	113,141,905
Shares issued on reinvestment of distributions
Institutional Class	2,389,764	-
Investor Class	7,122,140	-
Cost of shares redeemed
Institutional Class	(17,858,738)	(45,956,927)
Investor Class	(124,433,972)	(355,772,560)
Total increase (decrease) in net assets from Fund share transactions	72,561,307	(132,530,098)

Total increase (decrease) in net assets	92,578,239	(70,220,068)

Net Assets at Beginning of Period/Year	591,622,360	661,842,428
Net Assets at End of Period/Year (Includes accumulated net
investment loss of $2,736,284 and $2,357,948, respectively)	$ 684,200,599	$ 591,622,360

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMID CAP FUND

Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year/Period Ended
	3/31/2016	9/30/2015
Increase (Decrease) In Net Assets
From Operations:
Net investment loss	$ (47,951)	$ (102,451)
Net realized loss on investments	(903,905)	(224,158)
Net change in unrealized appreciation (depreciation) on investments	1,510,740	(589,298)
Net increase (decrease) in net assets resulting from operations	558,884	(915,907)

From Fund share transactions:
Proceeds from sale of shares
Institutional Class	1,004,126	18,655,979	*
Investor Class	352,130	348,674
Cost of shares redeemed
Institutional Class	(1,668,857)	(990,617)	*
Investor Class	(457,495)	(1,399,532)
Total increase (decrease) in net assets from Fund share transactions	(770,096)	16,614,504

Total increase (decrease) in net assets	(211,212)	15,698,597

Net Assets at Beginning of Year/Period	18,484,718	2,786,121
Net Assets at End of Year/Period (Includes accumulated net
investment loss of $146,165 and $98,214, respectively)	$ 18,273,506	$ 18,484,718

* The SMid Cap Fund's Institutional Class commenced operations on December 15, 2014.

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMALL CAP FUND

INSTITUTIONAL CLASS

Financial Highlights

Selected data for a share outstanding throughout each period/year:

	(Unaudited)
	For the Six		For the	For the
	Months Ended		Year Ended	Period Ended
	3/31/2016		9/30/2015	9/30/2014 *

Net asset value - beginning of period/year	$33.55		$30.73	$32.18

From Operations:
Net investment income (loss) (a)	0.01		(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	1.74		2.91	(1.44)
Total from investment operations	1.75		2.82	(1.45)

Distributions to shareholders:
From net investment income	-		-	-
From net realized capital gains	(0.67)		-	-
Total distributions	(0.67)		-	-

Net asset value - end of period/year	$34.63		$33.55	$30.73

Total return	5.14%	(b)	9.18%	(4.51)%	(b)
Ratios/supplemental data
Net Assets - end of period/year (thousands)	$ 209,153		$ 155,067	$ 43,355

Before waivers
Ratio of expenses to average net assets	1.12%	(c)	1.09%	1.09%	(c)
Ratio of net investment loss to average net assets	(0.18)%	(c)	(0.44)%	(0.40)%	(c)

After waivers
Ratio of expenses to average net assets	0.90%	(c)	0.90%	0.90%	(c)
Ratio of net investment income (loss) to average net assets	0.04%	(c)	(0.25)%	(0.20)%	(c)

Portfolio turnover rate	15.11%	(b)	11.66%	18.13%	(b)

* For the period August 13, 2014 (commencement of operations of the Small Cap Fund's Institutional Class) through September 30, 2014.
(a) Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period/year.
(b) Not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMALL CAP FUND

INVESTORS CLASS

Financial Highlights

Selected data for a share outstanding throughout each period/year:

	(Unaudited)
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	3/31/2016		9/30/2015	9/30/2014	9/30/2013	9/30/2012	9/30/2011

Net asset value - beginning of period/year	$33.47		$30.72	$33.59	$24.90	$20.43	$19.28

From Operations:
Net investment loss (a)	(0.03)		(0.13)	(0.22)	(0.02)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	1.73		2.88	(2.02)	8.83	5.10	1.23
Total from investment operations	1.70		2.75	(2.24)	8.81	4.98	1.15

Distributions to shareholders:
From net investment income	-		-	-	-	-	-
From net realized capital gains	(0.67)		-	(0.63)	(0.12)	(0.51)	-
Total distributions	(0.67)		-	(0.63)	(0.12)	(0.51)	-

Net asset value - end of period/year	$34.50		$33.47	$30.72	$33.59	$24.90	$20.43

Total return	5.00%	(b)	8.95%	(6.96)%	35.59%	24.61%	5.96%
Ratios/supplemental data
Net Assets - end of period/year (thousands)	$ 475,048		$ 436,556	$ 618,488	$ 548,979	$ 297,001	$ 133,214

Before waivers
Ratio of expenses to average net assets	1.32%	(c)	1.30%	1.24%	1.21%	1.22%	1.27%
Ratio of net investment loss to average net assets	(0.41)%	(c)	(0.57)%	(0.78)%	(0.20)%	(0.62)%	(0.53)%

After waivers
Ratio of expenses to average net assets	1.10%	(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets	(0.19)%	(c)	(0.37)%	(0.64)%	(0.09)%	(0.50)%	(0.36)%

Portfolio turnover rate	15.11%	(b)	11.66%	18.13%	14.98%	16.42%	18.03%

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period/year.
(b) Not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMID CAP FUND

INSTITUTIONAL CLASS

Financial Highlights

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the Six		For the
	Months Ended		Period Ended
	3/31/2016		9/30/2015 *

Net asset value - beginning of period	$8.69		$8.92

From Operations:
Net investment loss (a)	(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	0.29		(0.18)
Total from investment operations	0.27		(0.23)

Net asset value - end of period	$8.96		$8.69

Total return	3.11%	(b)	(2.58)%	(b)
Ratios/supplemental data
Net Assets - end of period (thousands)	$ 16,554		$ 16,706

Before waivers
Ratio of expenses to average net assets	1.89%	(c)	1.72%	(c)
Ratio of net investment loss to average net assets	(1.29)%	(c)	(1.25)%	(c)

After waivers
Ratio of expenses to average net assets	1.10%	(c)	1.10%	(c)
Ratio of net investment loss to average net assets	(0.50)%	(c)	(0.63)%	(c)

Portfolio turnover rate	9.98%	(b)	12.63%	(b)

* For the period December 15, 2014 (commencement of operations of the SMid Cap Fund's Institutional Class) through September 30, 2015.
(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

CONESTOGA SMID CAP FUND

INVESTORS CLASS

Financial Highlights

Selected data for a share outstanding throughout each period/year:

	(Unaudited)
	For the Six		For the		For the
	Months Ended		Year Ended		Period Ended
	3/31/2016		9/30/2015		9/30/2014 *

Net asset value - beginning of period/year	$8.67		$8.73		$10.00

From Operations:
Net investment loss (a)	(0.03)		(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	0.29		0.01	(d)	(1.21)
Total from investment operations	0.26		(0.06)		(1.27)

Net asset value - end of period/year	$8.93		$8.67		$8.73

Total return	3.00%	(b)	(0.69)%		(12.70)%	(b)
Ratios/supplemental data
Net Assets - end of period/year (thousands)	$ 1,720		$ 1,779		$ 2,786

Before waivers
Ratio of expenses to average net assets	2.29%	(c)	2.25%		6.58%	(c)
Ratio of net investment loss to average net assets	(1.69)%	(c)	(1.67)%		(6.12)%	(c)

After waivers
Ratio of expenses to average net assets	1.35%	(c)	1.35%		1.35%	(c)
Ratio of net investment loss to average net assets	(0.75)%	(c)	(0.77)%		(0.89)%	(c)

Portfolio turnover rate	9.98%	(b)	12.63%		9.60%	(b)

* For the period January 21, 2014 (commencement of operations of the SMid Cap Fund's Investors Class) through September 30, 2014.
(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period/year.
(b) Not annualized.
(c) Annualized.
(d) The amount of net realized and unrealized gain (loss) on investments on a per share basis does not accord with the amounts presented in the
Statement of Operations due to the timing of subscriptions and redemptions in relation to fluctuating market values during the period/year.

The accompanying notes are an integral part of these financial statements.

CONESTOGA FUNDS

Notes to Financial Statements

March 31, 2016 (Unaudited)

Note 1. Organization

Conestoga Funds (the "Trust") was organized as a Delaware statutory trust on February 5, 2002.  The Trust consists of two series, the Conestoga Small Cap Fund (the “Small Cap Fund”) and the Conestoga SMid Cap Fund (the “SMid Cap Fund”, together with the Small Cap Fund, collectively known as the “Funds”). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the "1940 Act").  The Funds’ investment strategy is to achieve long-term growth of capital. The Small Cap Fund currently offers two classes of shares, Investors Class and Institutional Class. The Small Cap Fund's Investors Class commenced operations on October 1, 2002. The Small Cap Fund's Institutional Class commenced operations on August 13, 2014.  The SMid Cap Fund currently offers two classes of shares, Investors Class and Institutional Class. The SMid Cap Fund's Investors Class commenced operations on January 21, 2014. The SMid Cap Fund's Institutional Class commenced operations on December 15, 2014. The Funds’ investment adviser is Conestoga Capital Advisors, LLC (the “Adviser”).

Note 2.  Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities that are traded on any exchange are valued at the last quoted sale price on the primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds’ Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-level hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-level hierarchy of inputs is summarized below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Small Cap Fund’s assets measured at fair value as of March 31, 2016 by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2016 (Total)
Assets
Common Stocks	638,880,054	-	-	638,880,054
Total	$ 638,880,054	$ -	$ -	$ 638,880,054

At March 31, 2016, there were no transfers among Levels 1, 2, or 3 based on the input levels on September 30, 2015.  It is the Fund’s policy to record transfers into or out of fair value levels at the end of the reporting period. For a further breakdown of each investment by industry, please refer to the Fund’s Schedule of Investments. The Fund did not hold any Level 3 securities during the six months ended March 31, 2016.

The following table presents information about the SMid Cap Fund’s assets measured at fair value as of March 31, 2016, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2016 (Total)
Assets
Common Stocks	17,811,963	-	-	17,811,963
Total	$ 17,811,963	$ -	$ -	$ 17,811,963

At March 31, 2016, there were no transfers among Levels 1, 2, or 3 based on the input levels on September 30, 2015.  It is the Fund’s policy to record transfers into or out of fair value levels at the end of the reporting period. For a further breakdown of each investment by industry, please refer to the Fund’s Schedule of Investments. The Fund did not hold any Level 3 securities during the six months ended March 31, 2016.

Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any realized capital gains.  Therefore, no federal income or excise tax provision is required.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the Funds’ tax positions as of March 31, 2016, and has determined that none of them are uncertain.

Management has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. Tax returns filed within the three years ended (2013-2015) and for the six months ended March 31, 2016 are open for examination. No examination of any of the Funds’ tax returns is currently in progress.

During the fiscal year ended September 30, 2015, the Small Cap Fund inadvertently failed to distribute to its shareholders its accumulated net realized gains from the fiscal year ended September 30, 2014, resulting in the Small Cap Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate.

The Internal Revenue Code contains curative provisions that allowed the Small Cap Fund to re-establish its status as a RIC retroactive to the year ended September 30, 2014. In order to qualify for this relief, the Small Cap Fund paid to its shareholders a "deficiency dividend" and paid interest and penalties to the Internal Revenue Service in November of 2015.

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income and capital gains to their shareholders on an annual basis.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.  Those differences are primarily due to differing treatments for net investment losses and deferral of wash sale, late year, and post-October losses.  Distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Investment Income - The Funds record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Estimates - Preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other - Permanent book/tax differences are reclassified among the components of capital and do not affect net assets.

Expenses - Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund's relative net assets or another appropriate basis (as determined by the Board).

Note 3. Investment Advisory Agreement and Other Related Party Transactions

Prior to July 1, 2014, under the terms of the previous Investment Advisory Agreement, the Adviser paid all Small Cap Fund expenses except the fees and expenses of the independent trustees, 12b-1 fees, brokerage commissions, shareholder servicing fees, taxes, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and extraordinary costs. Prior to July 1, 2014, pursuant to the Investment Advisory Agreement the Small Cap Fund paid the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 1.20% of average daily net assets of the Small Cap Fund. As of July 1, 2014, the Small Cap Fund changed from a unitary fee, as described above, to a fee for investment advisory services only, with other services provided separately.

Effective July 1, 2014, the Small Cap Fund entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Small Cap Fund. Pursuant to the Investment Advisory Agreement, the Small Cap Fund pays the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 0.90% of average daily net assets of the Small Cap Fund.  For the six months ended March 31, 2016, the Small Cap Fund incurred investment advisory fees of $2,834,626.  The Adviser has contractually agreed to limit the Small Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, and interest) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of the Small Cap Fund’s average daily net assets until at least January 31, 2017.  In addition, if at any point during the two fiscal years after the fiscal year in which the Adviser waived fees and/or made reimbursements, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements to the extent such a recapture does not cause the Fund’s “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the of the waiver or reimbursement.  Amounts recoverable are in the table below.  For the six months ended March 31, 2016, the Adviser waived $693,153 of its fees pursuant to its agreement with the Small Cap Fund under this arrangement.

Period Ended	Amount Recoverable	Recoverable Through
September 30, 2014	$ 343,865	September 30, 2016
September 30, 2015	$1,307,812	September 30, 2017

The SMid Cap Fund has entered into an Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the SMid Cap Fund.  Pursuant to the Advisory Agreement, the SMid Cap Fund pays the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 0.85% of average daily net assets of the SMid Cap Fund.  For the six months ended March 31, 2016, the SMid Cap Fund incurred advisory fees of $77,862.  The Adviser has contractually agreed to limit the SMid Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expense, brokerage commissions and interest) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the SMid Cap Fund’s average daily net assets until at least January 31, 2017.  In addition, if at any point during the two fiscal years after the fiscal year or period in which the Adviser waived fees and/or made reimbursements, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements to the extent such a recapture does not cause the Fund’s “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the of the waiver or reimbursement.  Amounts recoverable are in the table below.  For the six months ended March 31, 2016, the Adviser waived fees pursuant to its agreement with the SMid Cap Fund of $73,163.

Period Ended	Amount Recoverable	Recoverable Through
September 30, 2014	$97,068	September 30, 2016
September 30, 2015	$104,052	September 30, 2017

Approval of Advisory Agreements

At an in-person meeting held on November 5, 2015, the Board of Trustees of Conestoga Funds (the “Board”) considered the annual renewals of the advisory agreements with CCA on behalf of the Small Cap Fund and the SMid Cap Fund, respectively (the “CCA Agreements”), copies of which were included in the meeting materials.

In evaluating the CCA Agreements, generally the Board relied upon its knowledge of CCA, CCA’s services and the Small Cap Fund and SMid Cap Fund, resulting from the Board’s meetings and interactions with management throughout the year.  The Board also relied upon written materials and oral presentations regarding the CCA Agreements, which the Board had received as requested in preparation for its consideration of the CCA Agreements.

The Board reviewed and considered the nature, extent and quality of the investment advisory services provided by CCA under the CCA Agreements, including portfolio management, investment research, equity securities trading and monitoring for best execution, and resources dedicated to the Small Cap Fund and SMid Cap Fund.  The Board also reviewed and considered the nature, extent and quality of the non-advisory services provided, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.

The Board considered the investment performance of the Small Cap Fund and SMid Cap Fund.  While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to information furnished in connection with the contract renewals.

The Board reviewed information comparing the Small Cap Fund’s average returns for various periods ended September 30, 2015 to the performance of the Russell 2000 Index and Russell 2000 Growth Index (the “Small Cap Indices”), and to the performance of other comparable small cap mutual funds provided by CCA (the “Small Cap Peer Group”). The Board noted that the Small Cap Fund produced returns in excess of the Small Cap Indices for the most recent quarter, year to date, and 1-year period, and generally produced returns in line with Small Cap Indices for the 3- and 5-year periods. The Board noted that the Small Cap Fund’s returns were favorable compared to the performance Small Cap Peer Group year to date, and generally in line with the Small Cap Peer Group average for the 3- and 5-year periods.

The Board reviewed information comparing the SMid Cap Fund’s average returns for various periods ended September 30, 2015 to the performance of the Russell 2500 Index and Russell 2500 Growth Index (the “SMid Cap Indices”), and to the performance of comparable small cap mutual funds provided by CCA (the “SMid Cap Peer Group”). The Board noted that the SMid Cap Fund outperformed the SMid Cap Indices for the most recent quarter, but that the Fund’s performance year to date, 1-year period and since inception was generally less favorable. The Board noted that the SMid Cap Fund’s returns for the 1-year period were not favorable compared to the SMid Cap Peer Group. The Board noted the limited performance history available for the SMid Cap Fund, given the Fund’s inception in January 2014, and was satisfied that management was taking action to improve Fund performance.

Overall, the Board found the comparative investment performance results of the Small Cap Fund and the SMid Cap Fund to be satisfactory.

The Board compared the total expense ratio and management fee of the Small Cap Fund and SMid Cap Fund to the total expense ratios and advisory fees of the Small Cap Peer Group and SMid Cap Peer Group, respectively. For the Small Cap Fund, the Board noted that the management fee was generally in line with the Small Cap Peer Group and the expense ratio was favorable compared to the Small Cap Peer Group. With respect to the SMid Cap Fund, the Board noted that the management fee was generally in line with the SMid Cap Peer Group, but that the expense ratio was less favorable than the SMid Cap Peer Group. The Board noted the relatively small size of the SMid Cap Fund compared to the SMid Cap Peer Group. The Board concluded that the management fees paid by the Small Cap Fund and SMid Cap Fund were reasonable in comparison to the management fees of the respective peer groups. The Board also concluded that the advisory fees paid by the Small Cap Fund and the SMid Cap Fund to CCA were reasonable in comparison to the advisory fees charged by CCA to other separate accounts, particularly when considering the added services that such Fund shareholders receive versus separately managed account clients. While intending to continuously monitor the fee structures of the Small Cap Fund and SMid Cap Fund, the Board found their expense structures to be acceptable in view of the nature and structure of Fund operations, CCA’s contractual agreements to limit Fund operating expenses, and, with respect to the SMid Cap Fund, the size of the Fund.

The Board reviewed the costs of the services provided by CCA and discussed the profitability of the Small Cap Fund and SMid Cap Fund advisory relationships to CCA.  The Board considered “fall-out benefits” that could be derived by CCA from its relationship with the Small Cap Fund and SMid Cap Fund. The Board also considered CCA’s use of “soft dollar” arrangements.  Under such arrangements, it was noted, brokerage commissions paid by the Small Cap Fund, SMid Cap Fund and/or other accounts managed by CCA would be used to pay for research that a securities broker obtains from third parties. The Board considered CCA’s representation that the Small Cap Fund’s fee structure reflects economies of scale, and considered the asset size of the SMid Cap Fund and potential economies of scale in the future.

After further discussion and consultation with Independent Trustee counsel, the Board agreed that they have been provided with sufficient information with which to approve the CCA Agreements for another year with respect to each of the Small Cap Fund and SMid Cap Fund.

Based on all of the above factors, with no single factor being determinative and each Trustee not necessarily attributing the same weight to each factor, the Board concluded that: (i) the nature, extent, and quality of the services provided by CCA were appropriate for the proper management of the Small Cap Fund and SMid Cap Fund’s assets, and that CCA demonstrated that it possessed the capability and resources to perform the duties required of it under the CCA Agreements; (ii) the Small Cap Fund and SMid Cap Fund’s performance was satisfactory when compared to the performance of relevant market indices and to similar funds; (iii) the current profitability of the Small Cap Fund and SMid Cap Fund to CCA appeared reasonable; and (iv) the current fee structure for the Small Cap Fund reflects economies of scale and the SMid Cap Fund’s small asset size meant that economies of scale were not yet achievable. The Board determined that it was in the best interests of the Small Cap Fund and SMid Cap Fund’s shareholders to approve the continuation of the CCA Agreements.  The Board also concluded that the fees paid by the Small Cap Fund and SMid Cap Fund to CCA were reasonable and appropriate when compared to fees paid to CCA by other entities considering the varying levels of services provided to such other entities.

The Trust, on behalf of the Small Cap Fund and SMid Cap Fund, has adopted a distribution plan (the "Distribution Plan"), pursuant to Rule 12b-1 under the 1940 Act which permits the Funds to pay certain expenses associated with the distribution of its shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds’.  The Distribution Plan provides that the Funds will reimburse the Distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Investors Class Shares average daily net assets. The Board has determined to limit the distribution fees paid by Investors Class Shares of the Funds’ to an annual rate of 0.05% of the average daily net assets attributable to Investors Class Shares through at least September 30, 2016. For the six months ended March 31, 2016, the Small Cap Fund's Investors Class and the SMid Cap Fund's Investors Class incurred $109,108 and $2,213 in 12b-1 fees, respectively.

Distribution and Shareholder Servicing Plans

The Trust, on behalf of the Small Cap Fund and the SMid Cap Fund, has adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers (agents).  The Funds may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the Investors Class Shares and Institutional Class Shares, serviced by a particular agent. The Funds do not intend to pay more than 0.10% of the average daily net assets of the Institutional Class Shares in servicing fees for Institutional Class shares through September 30, 2016, serviced by a particular agent.  For the six months ended March 31, 2016, the Small Cap Fund incurred $96,742 and $545,541, for the Institutional Class and Investors Class, respectively, in Shareholder Servicing Fees. For the six months ended March 31, 2016, the SMid Cap Fund incurred $8,275 and $2,213 for the Institutional Class and Investors Class, respectively, in Shareholder Servicing Fees.

Transfer Agent

Mutual Shareholder Services, LLC (“MSS”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Trust and the Adviser. Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Administration

MSS also performs certain administrative tasks as administrator for the Funds pursuant to a written agreement with the Trust and the Adviser. MSS supervises all aspects of the operations of the Funds except those reserved by the Adviser under its service agreements with the Trust. MSS is responsible for calculating the Funds’ net asset value, preparing and maintaining the books and accounts specified in Rules 31a-1 and 31a-2 of the 1940 Act, preparing financial statements contained in reports to stockholders of the Funds, preparing reports and filing with the Securities and Exchange Commission, preparing filing with state Blue Sky authorities and maintaining the Funds’ financial accounts and records.

For the services to be rendered as administrator, fund accountant and transfer agent, for the Funds, each Fund shall pay MSS an annual fee, paid monthly, based on the average net assets of each Fund, as determined by valuations made as of the close of each business day of the month.

Certain directors and officers of the Adviser are trustees, officers or shareholders of the Funds.  These individuals receive benefits from the Adviser resulting from the fees paid to the Adviser by the Funds.

Distributor

Arbor Court Capital, LLC serves as distributor of the Funds.

Affiliated Investments

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Accordingly, during the six months ended March 31, 2016, the following portfolio companies were considered to have been affiliates of the Small Cap Fund. Transactions in these companies during the six months ended March 31, 2016 were as follows:

	9/30/2015 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	3/31/2016 Value	Net Realized Losses	Dividend Income
Mesa Laboratories, Inc.	$18,933,544	$ 3,607,654	$ -	$ (2,620,836)	$ 19,920,362	$ -	$ 59,555
National Research Corp., Class A	$ 5,152,110	$ 19,893	$ -	$ 1,556,482	$ 6,728,485	$ -	$ 224,460
National Research Corp., Class B	$ 6,685,701	$ -	$ -	$ 405,194	$ 7,090,895	$ -	$ 632,103
	$30,771,355	$ 3,627,547	$ -	$ (659,160)	$ 33,739,742	$ -	$ 916,118

The shares held in companies considered to be affiliates of the Small Cap Fund as of the six months ended March 31, 2016 were as follows:

Shares
Mesa Laboratories, Inc.	206,750
National Research Corp., Class A	432,700
National Research Corp., Class B	202,597

Note 4. Concentration of Investments

The Small Cap Fund currently invests greater than 25% of its net assets in the technology sector and the healthcare sector. The SMid Cap Fund invests greater than 25% of its net assets in the producer durables sector and technology sector. Concentration of investments in a particular sector poses additional risk since events unique to a sector could affect those securities. These events may not necessarily affect the whole economy.

Note 5. Investment Transactions

SMALL CAP FUND:

Investment transactions, excluding short-term investments, for the six months ended March 31, 2016, were as follows:

Purchases……………………………………………..………….…	$ 118,650,555
Sales……………………………………………………………….….	$ 91,485,271

SMID CAP FUND:

Investment transactions, excluding short-term investments, for the six months ended March 31, 2016, were as follows:

Purchases……………………………………………..………….…	$ 1,827,874
Sales……………………………………………………………….….	$ 3,081,935

Note 6. Federal Income Tax

SMALL CAP FUND:

For Federal Income Tax purposes, the cost of investments owned at March 31, 2016 was $442,584,904.  As of March 31, 2016, the gross unrealized appreciation on a tax basis totaled $212,941,135 and the gross unrealized depreciation totaled $16,645,985 for a net unrealized appreciation of $196,295,150.

As of September 30, 2015 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$175,039,727

Undistributed net realized gain on investments

    11,601,814

Capital loss carryforward

    (6,697,697)

Late year and post-October losses

    (8,561,100)

Total

$171,382,744

As of September 30, 2015, the Small Cap Fund had short-term and long-term capital loss carryforwards of $5,651,041 and $1,046,656, respectively, with no expiration.

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the September 30, 2015 Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the September 30, 2015 Statement of Assets and Liabilities differ by this same wash sale loss figure.

Late year losses incurred after December 31 and post-October losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. During the fiscal year ended September 30, 2015, the Small Cap Fund incurred and elected to defer such late year losses of $2,357,948 and post-October losses of $6,203,152.

The tax character of distributions paid during the six months ended March 31, 2016 and year ended September 30, 2015:

	March 31, 2016	September 30, 2015
Ordinary income	$ -	$ -
Long term capital gain	11,601,894	-
Total	$ 11,601,894	$ -

During the year ended September 30, 2015, the Small Cap Fund did not pay any distributions.

SMID CAP FUND:

For Federal Income Tax purposes, the cost of investments owned at March 31, 2016 was $17,200,027.  As of March 31, 2016, the gross unrealized appreciation on a tax basis totaled $1,660,399 and the gross unrealized depreciation totaled $1,048,463 for a net unrealized appreciation of $611,936. During the six months ended March 31, 2016 and year ended September 30, 2015, the SMid Cap Fund did not pay any distributions.

As of September 30, 2015, the components of accumulated deficit on a tax basis were as follows:

Net unrealized depreciation

           $   (899,803)

Accumulated net realized loss on investments

  (48,165)

Accumulated net investment loss

-

Late year and post-October losses

  (274,207)

Total

 $(1,222,175)

 As of September 30, 2015, the SMid Cap Fund had short-term capital loss carryforwards of $48,165 with no expiration.

The difference between the accumulated net realized loss for tax purposes and the accumulated net realized loss reported in the September 30, 2015 Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes. Net unrealized depreciation on a tax basis and the net unrealized depreciation on investments reported in the September 30, 2015 Statement of Assets and Liabilities differ by this same wash sale loss figure.

Late year losses incurred after December 31 and post-October losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. During the fiscal year ended September 30, 2015, the SMid Cap Fund incurred and elected to defer such late year losses of $98,214 and post-October losses of $175,993.

Note 7. Beneficial Interest

The following table summarizes the activity in Investors Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2016		For the Year Ended September 30, 2015
	Shares	Value	Shares	Value
Issued	4,131,272	$ 140,761,403	3,316,302	$ 113,141,905
Reinvested	197,618	7,122,140	-	-
Redeemed	(3,604,746)	(124,433,972)	(10,406,668)	(355,772,560)
Total	724,144	$ 23,449,571	(7,090,366)	$ (242,630,655)

The following table summarizes the activity in Institutional Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2016		For the Year Ended September 30, 2015
	Shares	Value	Shares	Value
Issued	1,858,559	$ 64,580,710	4,512,702	$ 156,057,484
Reinvested	66,125	2,389,764	-	-
Redeemed	(506,184)	(17,858,738)	(1,301,623)	(45,956,927)
Total	1,418,500	$ 49,111,736	3,211,079	$ 110,100,557

The following table summarizes the activity in Investors Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2016		For the Year Ended September 30, 2015
	Shares	Value	Shares	Value
Issued	42,099	$ 352,130	38,109	$ 348,674
Redeemed	(54,612)	(457,495)	(151,892)	(1,399,532)
Total	(12,513)	$ (105,365)	(113,783)	$ (1,050,858)

The following table summarizes the activity in Institutional Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2016		For the Period December 15, 2014 (commencement of operations of the SMid Cap Fund's Institutional Class) through September 30, 2015
	Shares	Value	Shares	Value
Issued	115,983	$ 1,004,126	2,027,859	$ 18,655,979
Redeemed	(191,209)	(1,668,857)	(105,305)	(990,617)
Total	(75,226)	$ (664,731)	1,922,554	$ 17,665,362

Note 8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Note 9. Control & Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the 1940 Act.  As of March 31, 2016, National Financial Service Corp., for the benefit of its customers, owned 44.11% of the Small Cap Fund. As of March 31, 2016, Charles Schwab & Co., Inc., for the benefit of its customers, owned 25.64% of the Small Cap Fund.  As of March 31, 2016, Charles Schwab & Co., Inc., for the benefit of its customers, owned 76.81% of the SMid Cap Fund.

Note 10. New Accounting Pronouncement Note

In May 2015, the FASB issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

Note 11. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CONESTOGA FUNDS

Trustees and Officers (Unaudited)

March 31, 2016

The business and affairs of the Funds are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the trustees and officers of the Trust are set forth below.  The Funds’ Statement of Additional Information includes additional information about the trustees and is available, without charge, upon request by calling toll free 1-800-320-7790.

Name & Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served[1]	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee[3]
Independent Trustees [4]:
William B. Blundin (1939)	Trustee	Since 2002	Chairman and CEO, Bransford Investment Partners, LLC (private asset management) since 1997; Senior Vice President of Bisys Group from 1995 to 1998; Vice Chairman and Founding Partner of Concord Holding Corp and Concord Financial Group from 1987 to 1995.	2	Trustee, the Saratoga Advantage Funds (14 investment portfolios) from 2003 to 2012.
Nicholas J. Kovich (1956)	Trustee	Since 2002	Managing Director, Beach Investment Counsel, since 2011; President and Chief Executive Officer, Kovich Capital Management (private asset management) since 2001; Managing Director, Morgan Stanley Investment Management from 1996 to 2001; General Partner, Miller Anderson & Sherrerd from 1988 to 1996; Vice President, Waddell & Reed, Inc. from 1982 to 1988.	2	Trustee, the Milestone Funds (1 portfolio) from 2007 to 2011.
James G. Logue (1956)	Trustee	Since 2013	Shareholder, McCausland Keen & Buckman (“MKB”) (attorneys at law) since 1991; Associate, MKB from 1987 to 1990.	2	None
John G. O’Brien (1941)	Trustee	Since 2014	Managing Director, Prairie Capital Management [5] since 2001; Vice Chairman and Director of Equity Capital Markets at George K. Baum & Co. 1997 to 2001; Managing Director & Senior Advisor at Credit Suisse First Boston from 1987 to 1997; Vice President at Goldman Sachs from 1969 to 1987.	2	None
Richard E. Ten Haken (1934)	Trustee	Since 2002

Chairman and President, Ten Haken & Associates, Inc.(financial management consulting); Chairman of the Board, Bryce Capital Mutual Funds from 2004 to 2006; President, JP Morgan Chase Mutual Funds from 1987 to 1992, Chairman of Audit Committee from 1992 to 2001, Independent Trustee from 1982 to 2001; President, Pinnacle Government Fund from 1987 to 1990; New York State Teachers Retirement System, Chairman of the Board and President from 1992 to 1994, Trustee from 1972 to 1994, Vice-Chairman of Board and Vice-President from 1977 to 1992; District Superintendent of Schools, State of New York from 1970 to 1993.

				2	None
Interested Trustees [4]:
William C. Martindale, Jr. [6] (1942)	Chairman of the Board, CEO & Trustee	Chairman since 2011, CEO since 2010 & Trustee since 2002	Managing Partner, Co-Founder and Chief Investment Officer of Conestoga Capital Advisors, LLC from 2001 to 2014.	2	None
Robert M. Mitchell[6] (1969)	Trustee & Treasurer	Trustee since 2011 & Treasurer since 2002	Managing Partner, Co-Founder and Portfolio Manager of Conestoga Capital Advisors, LLC since 2001.	2	None

CONESTOGA FUNDS

Trustees and Officers (Continued) (Unaudited)

March 31, 2016

Name & Year of Birth	Position(s) Held with the Funds; Term of Office and Length of Time Served[1]	Principal Occupation During Past Five Years
Officers:
Duane R. D’Orazio (1972)	Secretary since 2002; Chief Compliance Officer since 2004; Anti-Money Laundering Officer since 2008	Managing Partner and Co-Founder of Conestoga Capital Advisors, LLC since 2001 and Chief Compliance Officer of Conestoga Capital Advisors, LLC since 2007.
Mark S. Clewett (1968)	Senior Vice President since 2006	Director of Institutional Sales and Client Service of Conestoga Capital Advisors, LLC since 2006; Senior Vice President—Consultant Relationships for Delaware Investments from 1997 to 2005.
Joseph F. Monahan (1959)	Senior Vice President since 2009	Managing Partner, Portfolio Manager and Research Analyst of Conestoga Capital Advisors, LLC since 2008; Senior Vice President and Chief Financial Officer at McHugh Associates from 2001 to 2008.
Michelle L. Patterson (1976)	Vice President since 2003	Partner of Conestoga Capital Advisors, LLC since 2003; Operations and Marketing Analyst since 2001.
Alida Bakker-Castorano (1960)	Vice President since 2011

Operations Manager and Performance Analyst of Conestoga Capital Advisors, LLC since 2011; Client Service at Logan Capital from 2009 to 2011; Operations and Trading Support at McHugh Associates from 2001 to 2009.

Notes:

1

There is no defined term of office for service as a Trustee or Officer.  Each Trustee and Officer serves until the earlier of resignation, retirement, removal, death, or the election of a qualified successor.

2

The “Fund Complex” consists of the Funds.

3   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., “public companies"), or other investment companies registered under the 1940 Act.

4

Each Trustee may be contacted by writing to the trustee, c/o Conestoga Funds, CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087.

5     Prairie Capital Management, LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended, which has investments in the Conestoga Funds. Prairie Capital Management, LLC is a subsidiary of UMB Bank, N.A., the Funds’ custodian.

6     Mr. Mitchell is deemed to be an “interested person” of the Trust by reason of his position as Managing Partner of Conestoga Capital Advisors, LLC. Mr. Martindale is deemed to be an “interested person” of the Trust by reason of his ownership of nonvoting stock of Conestoga Capital Advisors, LLC.

CONESTOGA FUNDS

Additional Information

March 31, 2016 (Unaudited)

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter.  You can obtain a copy, available without charge, on the SEC’s website at www.sec.gov beginning with the filing for the period ended December 31, 2004.  The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities and the Funds’ portfolio securities voting record for the 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-320-7790 and (ii) from Form N-PX filed by the Fund with the SEC’s website at www.sec.gov.

Statement of Additional Information

The Funds’ Statement of Additional Information ("SAI") include additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 320-7790 to request a copy of the SAI or to make shareholder inquiries.

Tax Information (Unaudited)

During the six months ended March 31, 2016, the Small Cap Fund's Investors Class and Institutional Class each paid a long term capital gain distribution of $0.67201 per share on November 9, 2015, for a total distribution of $11,601,894.

During the six months ended March 31, 2016, the SMid Cap Fund did not pay a distribution.

35

CONESTOGA FUNDS

Notes to Financial Statements

March 31, 2016 (Unaudited)

Board of Trustees

Interested Trustees

William C. Martindale, Jr., Chairman

Robert M. Mitchell

Independent Trustees

William B. Blundin

Nicholas J. Kovich

James G. Logue

John G. O'Brien

Richard E. Ten Haken

Investment Adviser

Conestoga Capital Advisors, LLC

CrossPoint at Valley Forge

550 E. Swedesford Road, Suite 120 East

Wayne, PA 19087

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

UMB Bank, NA

928 Grand Blvd.

Kansas City, MO  64106

Distributor

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Cleveland, OH  44122

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street 26th Floor

Philadelphia, PA  19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square Suite 2000

Philadelphia, PA  19103

Conestoga Funds' Officers

William C. Martindale, Jr., CEO

Duane R. D’Orazio, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer

Robert M. Mitchell, Treasurer

Mark S. Clewett, Senior Vice President

Joseph F. Monahan, Senior Vice President

Michelle L. Patterson, Vice President

Alida Bakker-Castorano, Vice President

This report is provided for the general information of the shareholders of the Conestoga Small Cap and SMid Cap Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

CONESTOGA FUNDS

Notes to Financial Statements

March 31, 2016 (Unaudited)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date June 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date June 1, 2016

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date June 1, 2016

* Print the name and title of each signing officer under his or her signature.